The scheduled maturities of minimum lease payments for finance and operating leases of the Group as lessor (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
The scheduled maturities of minimum lease payments for finance leases of the Group as lessor [Line Items]
Minimum lease payment	₩ 1,900,179	₩ 1,918,527
Present Value Adjustment	216,802	191,704
Present value of minimum lease payment	1,683,377	1,726,823
Not later than 1 year
The scheduled maturities of minimum lease payments for finance leases of the Group as lessor [Line Items]
Minimum lease payment	529,326	595,427
Present Value Adjustment	94,809	85,333
Present value of minimum lease payment	434,517	510,094
1~2 years
The scheduled maturities of minimum lease payments for finance leases of the Group as lessor [Line Items]
Minimum lease payment	443,708
Present Value Adjustment	63,226
Present value of minimum lease payment	380,482
2~3 years
The scheduled maturities of minimum lease payments for finance leases of the Group as lessor [Line Items]
Minimum lease payment	469,754
Present Value Adjustment	37,725
Present value of minimum lease payment	432,029
3~4 years
The scheduled maturities of minimum lease payments for finance leases of the Group as lessor [Line Items]
Minimum lease payment	289,798
Present Value Adjustment	16,773
Present value of minimum lease payment	273,025
4~5 years
The scheduled maturities of minimum lease payments for finance leases of the Group as lessor [Line Items]
Minimum lease payment	150,811
Present Value Adjustment	4,225
Present value of minimum lease payment	146,586
1~5 years
The scheduled maturities of minimum lease payments for finance leases of the Group as lessor [Line Items]
Minimum lease payment		1,306,571
Present Value Adjustment		106,333
Present value of minimum lease payment		1,200,238
Later than 5 years
The scheduled maturities of minimum lease payments for finance leases of the Group as lessor [Line Items]
Minimum lease payment	16,782	16,529
Present Value Adjustment	44	38
Present value of minimum lease payment	₩ 16,738	₩ 16,491